SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR) (MODIFIED CASH BASIS)	12 Months Ended
Dec. 31, 2025
EBP 006
EBP, Schedule of Asset Held for Investment [Line Items]
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR) (MODIFIED CASH BASIS)

PUBLIC SERVICE ENTERPRISE GROUP INCORPORATED

EMPLOYEE SAVINGS PLAN

PLAN No. 006, EIN No. 22-2625848

SCHEDULE H, LINE 4i – SCHEDULE OF ASSETS (HELD AT END OF YEAR) (MODIFIED CASH BASIS) DECEMBER 31, 2025

(a)	(b) Identity of Issue, Borrower or Similar Party	(c) Description of Investment, including maturity date, rate of interest, collateral, and par or maturity value	(d) Cost	(e) Current Value
*	Various Participants	Participant Loans (maturing 2026 to 2030 at interest rates of 3.25% to 8.50%), secured by participant accounts	$0	$38,366,385

* Permitted party-in-interest transactions.